Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net income (loss)	$ 25,502	$ 33,989	$ (2,903)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	149,465	127,698	11,619
Amortization of deferred revenue	(72,515)	(95,750)	(8,566)
Amortization of deferred costs	39,479	70,660	4,288
Amortization of deferred financing costs	10,106	13,926	1,067
Amortization of debt discount	445
Provision for materials and supplies obsolescence	1,115
Write-off of unamortized deferred financing costs	27,644
Costs on interest rate swap termination	38,184
Deferred income taxes	(3,119)	(3,766)	(3,169)
Share-based compensation expense	9,315	5,318	4,471
Equity in earnings of Joint Venture			(18,955)
Interest income from Joint Venture			(495)
Changes in operating assets and liabilities:
Accounts receivable	(53,779)	(89,721)	(45,051)
Materials and supplies	(17,198)	(6,640)	(35,031)
Prepaid expenses and other assets	(30,840)	(61,548)	(108,593)
Accounts payable and accrued expenses	12,301	33,865	39,437
Deferred revenue	94,482	156,967	97,550
Net cash provided by (used in) operating activities	230,587	184,998	(64,331)
Cash flow from investing activities:
Capital expenditures	(876,142)	(449,951)	(1,539,630)
Decrease (increase) in restricted cash	172,184	204,784	(315,286)
Net cash used in investing activities	(703,958)	(245,167)	(1,854,916)
Cash flow from financing activities:
Proceeds from issuance of common shares, net			625,816
Proceeds from long-term debt	1,656,250	797,415	1,275,000
Payments on long-term debt	(1,480,000)	(218,750)	(50,000)
Payment for costs on interest rate swap termination	(41,993)
Deferred financing costs	(62,684)	(19,853)	(6,803)
Proceeds from related-party loan			142,205
Net cash provided by financing activities	71,573	558,812	1,986,218
Increase (decrease) in cash and cash equivalents	(401,798)	498,643	66,971
Cash and cash equivalents, beginning of period	605,921	107,278	40,307
Cash and cash equivalents, end of period	$ 204,123	$ 605,921	$ 107,278